Summary of Provisional Purchase Price Allocation Relating to Vidello Merger (Details) - USD ($)	Jun. 30, 2025	[1]	Jan. 31, 2025	Dec. 31, 2024	[1]	Dec. 31, 2023
Business Combination [Line Items]
Total identifiable net assets			$ 3,248,501
Goodwill	$ 21,991,721		3,019,246	$ 18,972,475		$ 2,171,526
Total consideration			6,267,747
Vidello [Member]
Business Combination [Line Items]
Cash and cash equivalents			67,551
Property and equipment, net			9,375
Total assets			5,373,926
Accounts payable			705
Accrued expenses and other current liabilities			15,377
Unearned revenue, current			447,966
Deferred tax liability			1,324,250
Taxes payable			337,127
Total liabilities			2,125,425
Vidello [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Total assets			551,000
Vidello [Member] | Trade Names [Member]
Business Combination [Line Items]
Total assets			736,000
Vidello [Member] | Developed Technology [Member]
Business Combination [Line Items]
Total assets			$ 4,010,000

[1]	Measured at period-end.